Development, Exclusivity and Option Products Agreements	12 Months Ended
Dec. 31, 2025
Development, Exclusivity and Option Products Agreements [Abstract]
DEVELOPMENT, EXCLUSIVITY AND OPTION PRODUCTS AGREEMENTS

NOTE 7 - DEVELOPMENT, EXCLUSIVITY AND OPTION PRODUCTS AGREEMENTS

On February 5, 2021, CollPlant entered into development and global commercialization agreement (the “AbbVie Development Agreement”) with Allergan, an AbbVie company, pursuant to which CollPlant and AbbVie agreed to collaborate in the development and commercialization of dermal and soft tissue filler products for the medical aesthetics market, using CollPlant rhCollagen technology and AbbVie’s technology.

Pursuant to the AbbVie Development Agreement, CollPlant agreed to undertake projects for the development of an aseptic process for sterile rhCollagen that meets or exceeds certain specifications as set forth in the Development Agreement.

Pursuant to the AbbVie Development Agreement, CollPlant granted to AbbVie and its affiliates, worldwide exclusive rights to use its rhCollagen in combination with AbbVie proprietary technologies, for the production and commercialization of dermal and soft tissue filler products, or the Exclusive Products. Further, pursuant to the AbbVie Development Agreement, CollPlant granted to AbbVie and its affiliates, a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant rhCollagen for the commercialization and sale of an injectable breast implant product and a right of first negotiation to enter into a definitive agreement to obtain exclusive, worldwide rights to the use of CollPlant’s rhCollagen for the commercialization and sale of a photocurable dermal filler product, each an “Option Product” and together, the “Option Products.” Other than under the AbbVie Development Agreement, CollPlant agreed not to research, develop or commercialize its rhCollagen for use with any Exclusive Products during the term of the Development Agreement or grant any third party any rights to CollPlant’s rhCollagen technology that would conflict with rights granted to AbbVie.

The AbbVie Development Agreement provides that later on CollPlant and AbbVie will enter into a supply agreement whereby CollPlant will manufacture and supply AbbVie with rhCollagen, at a pre-agreed price, to be used solely for the development and manufacture of the Exclusive Products and Option Products.

The AbbVie Development Agreement provides that with respect to the Exclusive Products CollPlant shall be entitled to receive up to $50,000 comprised of an upfront cash payment of $14,000, which was paid in February 2021, and up to $36,000 in proceeds upon the achievement of certain development, clinical trial, regulatory and commercial sale milestones. In June 2023, a milestone under the AbbVie Development Agreement was achieved. Such milestone achievement triggered a payment of $10,000 from AbbVie to CollPlant, which was received in July 2023. In February 2025, the Company announced the receipt of $2,000 contingent payment from AbbVie with respect to CollPlant’s rhCollagen. In addition, CollPlant shall be entitled to a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term as well as a fee for the supply of rhCollagen to AbbVie. In addition, with respect to the Option Products, CollPlant shall be entitled to receive up to $53,000, as further described below, plus a fixed-fee royalty payment (subject to certain adjustments) for each product commercially sold during the applicable royalty term and a fee for the supply of rhCollagen to AbbVie.

The $53,000 in potential proceeds includes a one-time non-refundable payment of $6,000 upon signing a definitive agreement with regards to the injectable breast implant product; a one-time non-refundable payment of $4,000 for signing a definitive agreement with regards to the photocurable dermal filler product; and up to an additional $43,000 payable upon the achievement of certain clinical trial, regulatory approval and commercial sale milestones. The option relating to the photocurable dermal product was not exercised and expired in September 2025.

Unless earlier terminated, the AbbVie Development Agreement will continue in effect on a product-by-product and country-by-country basis until the later of (i) the expiration, invalidation or abandonment of the last CollPlant patent covering a product in a particular country, and (ii) 10 years from the first commercial sale of such product in such country. Following expiration (unless earlier terminated), the rights granted to AbbVie in the AbbVie Development Agreement will continue on a non-exclusive, fully paid-up, royalty-free, perpetual and irrevocable basis. The AbbVie Development Agreement may be terminated early by either party for material breach or bankruptcy. In addition, AbbVie may terminate the AbbVie Development Agreement at any time immediately upon written notice to CollPlant if AbbVie reasonably believes that it is not advisable for AbbVie to continue to develop or commercialize the Exclusive Products under the AbbVie Development Agreement as a result of a perceived serious safety issue regarding the use of any Exclusive Product or upon 60 days’ written notice, for any or no reason, with respect to its rights under the AbbVie Development Agreement on an Exclusive Product-by-Exclusive Product or country-by-country basis.